SCHEDULE OF INTANGIBLE ASSETS AND WEIGHTED-AVERAGE REMAINING AMORTIZATION PERIOD (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 12,145,297	$ 14,984,708	$ 19,750,417
Accumulated Amortization	(8,405,799)	(9,560,811)	(8,707,660)
Net Carrying Amount	$ 3,739,498	$ 5,423,897	$ 11,042,757
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period	1 year 1 month 6 days	1 year 9 months 18 days	1 year 6 months
Gross Carrying Amount	$ 1,518,688	$ 1,808,087	$ 1,807,189
Accumulated Amortization	(1,409,919)	(1,586,651)	(1,320,939)
Net Carrying Amount	$ 108,769	$ 221,436	$ 486,250
Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period	1 year 6 months	2 years 3 months 18 days	3 years 2 months 12 days
Gross Carrying Amount	$ 1,760,605	$ 1,733,817	$ 1,798,922
Accumulated Amortization	(1,216,251)	(948,706)	(650,029)
Net Carrying Amount	$ 544,354	$ 785,111	$ 1,148,893
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period	5 years	5 years 9 months 18 days	8 years
Gross Carrying Amount	$ 5,548,290	$ 7,372,290	$ 11,922,290
Accumulated Amortization	(2,559,160)	(3,180,376)	(3,193,629)
Net Carrying Amount	$ 2,989,130	$ 4,191,914	$ 8,728,661
Purchased Software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period	1 year 3 months 18 days	2 years	3 months 18 days
Gross Carrying Amount	$ 565,704	$ 565,704	$ 667,206
Accumulated Amortization	(564,316)	(563,470)	(618,418)
Net Carrying Amount	$ 1,388	$ 2,234	$ 48,788
Non-competition Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Amortization Period	7 months 6 days	1 year 3 months 18 days	10 months 24 days
Gross Carrying Amount	$ 2,752,010	$ 3,504,810	$ 3,504,810
Accumulated Amortization	(2,656,153)	(3,281,608)	(2,874,645)
Net Carrying Amount	$ 95,857	$ 223,202	630,165
Video Production Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			50,000
Accumulated Amortization			(50,000)
Net Carrying Amount